SUBSEQUENT EVENTS (POINTER TELOCATION LTD. [Member])	12 Months Ended
Dec. 31, 2011
POINTER TELOCATION LTD. [Member]
SUBSEQUENT EVENTS
NOTE 21:-	SUBSEQUENT EVENTS

On February 28, 2012, Shagrir signed an agreement with the non-controlling shareholder of Car2go, pursuant to which Shagrir will invest NIS 3 million in cash or in services in consideration for 3,087 of Car2go's ordinary shares. Following the issuance, Shagrir will hold 58.46% of Car2go. However, the terms of the agreement provide that if there is no additional investment in Car2go by a third party within two (2) years from signing, Shagrir's holding may be retroactively increased to 62.3%.